Quarterly Financial Data (Unaudited) - Selected Unaudited Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017	[1]	Sep. 30, 2017	[2]	Jun. 30, 2017	[3]	Mar. 31, 2017	[4]	Dec. 31, 2016	[5]	Sep. 30, 2016	[6]	Jun. 30, 2016	[7]	Mar. 31, 2016	[8]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 718,133		$ 958,531		$ 788,673		$ 519,431		$ 641,781		$ 558,543		$ 706,627		$ 729,032		$ 2,984,768	[9]	$ 2,635,983	[9]	$ 3,070,275	[9]
Gross Profit	121,639		184,621		138,224		90,841		59,286		103,113		111,284		113,030
Net income (loss)	23,635		92,926		36,459		24,195		546		16,392		21,805		(2,444)		177,215		36,299		(8,839)
Net income (loss) attributable to non-controlling interest	(1,881)		(1,775)		46		2,279		1,022		284		1,148		(272)		(1,331)		2,182		9,144
Net income (loss) attributable to McDermott	$ 25,516		$ 94,701		$ 36,413		$ 21,916		$ (476)		$ 16,108		$ 20,657		$ (2,172)		$ 178,546		$ 34,117		$ (17,983)
Income (loss) per share
Basic	$ 0.28	[10]	$ 1.00	[10]	$ 0.39	[10]	$ 0.27	[10]	$ 0.00	[10]	$ 0.20	[10]	$ 0.26	[10]	$ (0.03)	[10]	$ 1.96		$ 0.43		$ (0.23)
Diluted	$ 0.27	[10]	$ 0.99	[10]	$ 0.38	[10]	$ 0.23	[10]	$ 0.00	[10]	$ 0.17	[10]	$ 0.22	[10]	$ (0.03)	[10]	$ 1.88		$ 0.36		$ (0.23)

[1]	Operating results for the fourth quarter of 2017 were primarily driven by higher fabrication and marine activity in the MENA segment and installation progress on the Inpex Ichthys project.
[2]	Operating results for the third quarter reflect high quality operational performance, while operating with peak levels of utilization in the MENA segment and progressing on the Inpex Ichthys project.
[3]	Operating results for the second quarter of 2017 continued to reflect efficient project execution and higher engineering, fabrication and marine activity and improved productivity on multiple projects primarily in our MENA segment.
[4]	The first quarter of 2017 operating results improvement was driven by strong cost management, with significantly lower project costs in our MENA and APAC segments, and improvements in our selling, general and administrative expenses.
[5]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MENA segment.
[6]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MENA and APAC segments, partially offset by impairment losses on certain marine assets.
[7]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MENA and APAC segments.
[8]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the NCSA segment and productivity improvements and associated cost savings, primarily in the APAC segment, partially offset by impairment losses on the Agile vessel.
[9]	Intercompany transactions were not significant during 2017, 2016 and 2015.
[10]	May not tie to the Consolidated Statements of Operations due to rounding.